Pensions and other benefits	12 Months Ended
Dec. 31, 2013
Pensions and other benefits

23    Pensions and other benefits

The Company has both defined benefit (“DB”) and defined contribution (“DC”) pension plans. At December 31, 2013, the Canadian pension plans represent approximately 99% of total combined pension plan assets and approximately 98% of total combined pension plan obligations.

The DB plans provide for pensions based principally on years of service and compensation rates near retirement. Pensions for Canadian pensioners are partially indexed to inflation. Annual employer contributions to the DB plans, which are actuarially determined, are made on the basis of being not less than the minimum amounts required by federal pension supervisory authorities.

CP reached agreements with all of the unions which it had been bargaining with in Canada in 2012. The new agreements introduced amendments to pension plans. Among other changes, the amendments established a cap on pension for each year of pensionable service, including a cap on some non-union employees’ pensions. Under the amendments, plan participants will continue to earn additional pensionable years of service as before, but with a dollar limit on the pension amount for each year earned. Plan amendments resulting from collective bargaining are accounted for in the periods the new agreements are ratified. The plan amendments resulting from the December 2012 arbitration award were contingent on CP making plan amendments for non-union employees, and consequently were accounted for in the period CP made such amendments. As a result of the plan amendments, the projected benefit obligation decreased by $135 million from December 31, 2012, with a corresponding increase to “Other comprehensive income” and a reduction of “Accumulated other comprehensive loss” as prior service credits. The prior service credits are recognized in net periodic pension expense over the remaining terms of the applicable union agreements (averaging approximately two years), and over the expected average remaining service life of non-union employees.

The Company has other benefit plans including post-retirement health and life insurance for pensioners, and post-employment long-term disability and workers’ compensation benefits, which are based on Company-specific claims. At December 31, 2013, the Canadian other benefits plans represent approximately 96% of total combined other plan obligations.

The Finance Committee of the Board of Directors has approved an investment policy that establishes long-term asset mix targets which take into account the Company’s expected risk tolerances. Pension plan assets are managed by a suite of independent investment managers, with the allocation by manager reflecting these asset mix targets. Most of the assets are actively managed with the objective of outperforming applicable benchmarks. In accordance with the investment policy, derivative instruments may be used to hedge or adjust existing or anticipated exposures. At December 31, 2013, derivatives were primarily being used to partially hedge foreign currency exposures.

To develop the expected long-term rate of return assumption used in the calculation of net periodic benefit cost applicable to the market-related value of assets, the Company considers the expected composition of the plans’ assets, past experience and future estimates of long-term investment returns. Future estimates of investment returns reflect the expected annual yield on applicable fixed income capital market indices, and the long-term return expectation for public equity, real estate, infrastructure and absolute return investments and the expected added value (relative to applicable benchmark indices) from active management of pension fund assets.

The Company has elected to use a market-related value of assets for the purpose of calculating net periodic benefit cost, developed from a five-year average of market values for the plans’ public equity and absolute return investments (with each prior year’s market value adjusted to the current date for assumed investment income during the intervening period) plus the market value of the plans’ fixed income, real estate and infrastructure securities.

The benefit obligation is discounted using a discount rate that is a blended interest rate for a portfolio of high-quality corporate debt instruments with matching cash flows. The discount rate is determined by management with the aid of third-party actuaries.

The elements of net periodic benefit cost for DB pension plans and other benefits recognized in the year included the following components:

	Pensions			Other benefits
(in millions of Canadian dollars)	2013	2012	2011	2013	2012	2011

Current service cost (benefits earned by employees in the year)	$135	$131	$105	$16	$19	$17
Interest cost on benefit obligation	445	452	460	21	24	26
Expected return on fund assets	(746)	(752)	(674)	–	–	(1)
Recognized net actuarial loss (gain)	267	208	142	(11)	3	8
Amortization of prior service costs	(58)	2	13	–	–	(1)

Net periodic benefit cost	$43	$41	$46	$26	$46	$49

Information about the Company’s DB pension plans and other benefits, in aggregate, is as follows:

	Pensions		Other benefits
(in millions of Canadian dollars)	2013	2012	2013	2012

Change in projected benefit obligation:
Benefit obligation at January 1	$10,647	$10,099	$535	$536
Current service cost	135	131	16	19
Interest cost	445	452	21	24
Employee contributions	50	58	–	–
Benefits paid	(602)	(525)	(33)	(35)
Foreign currency changes	13	(4)	2	(1)
Plan amendments and other	(135)	(11)	–	–
Actuarial (gain) loss	(632)	447	(58)	(8)

Projected benefit obligation at December 31	$9,921	$10,647	$483	$535

Change in fund assets:
Fair value of fund assets at January 1	$9,763	$9,215	$9	$11
Actual return on fund assets	1,404	916	–	(1)
Employer contributions	98	102	32	34
Employee contributions	50	58	–	–
Benefits paid	(602)	(525)	(33)	(35)
Foreign currency changes	9	(3)	–	–

Fair value of fund assets at December 31	$10,722	$9,763	$8	$9

Funded status – plan surplus (deficit)	$801	$(884)	$(475)	$(526)

	2013		2012
	Pension plans in surplus	Pension plans in deficit	Pension plans in surplus	Pension plans in deficit

Projected benefit obligation at December 31	$(9,533)	$(388)	$–	$(10,647)
Fair value of fund assets at December 31	10,561	161	–	9,763

Funded status	$1,028	$(227)	$–	$(884)

All Other benefits plans were in a deficit position at December 31, 2013 and 2012.

Amounts recognized in the Company’s Consolidated Balance Sheet are as follows:

	Pensions		Other benefits
(in millions of Canadian dollars)	2013	2012	2013	2012

Pension asset	$1,028	$–	$–	$–
Accounts payable and accrued liabilities	(9)	(8)	(36)	(36)
Pension and other benefit liabilities	(218)	(876)	(439)	(490)

Total amount recognized	$801	$(884)	$(475)	$(526)

The defined benefit pension plans’ accumulated benefit obligation as at December 31, 2013 was $9,578 million (2012 – $10,122 million). The accumulated benefit obligation is calculated on a basis similar to the projected benefit obligation, except no future salary increases are assumed in the projection of future benefits.

The measurement date used to determine the plan assets and the accrued benefit obligation is December 31. The most recent actuarial valuation for pension funding purposes for the Company’s main Canadian pension plan was performed as at January 1, 2013. During 2014, the Company expects to file a new valuation with the pension regulator.

Amounts recognized in accumulated other comprehensive loss are as follows:

	Pensions		Other benefits
(in millions of Canadian dollars)	2013	2012	2013	2012

Net actuarial loss:
Other than deferred investment losses	$2,982	$3,761	$61	$108
Deferred investment (gains) losses	(738)	40	–	–
Prior service cost	(88)	(11)	5	5
Deferred income tax	(613)	(1,045)	(16)	(30)

Total (Note 9)	$1,543	$2,745	$50	$83

The unamortized actuarial loss and the unamortized prior service cost included in “Accumulated other comprehensive loss” that are expected to be recognized in net periodic benefit cost during 2014 are $190 million and a recovery of $68 million, respectively, for pensions and $2 million and $nil, respectively, for other post-retirement benefits.

Weighted-average actuarial assumptions used were approximately:

(percentages)	2013		2012		2011

Benefit obligation at December 31:
Discount rate	4.90		4.28		4.55
Projected future salary increases	3.00		3.00		3.00
Health care cost trend rate	8.00	(1)	8.00	(1)	8.00	(1)
Benefit cost for year ended December 31:
Discount rate	4.28		4.55		5.20
Expected rate of return on fund assets	7.75		7.75		7.75
Projected future salary increases	3.00		3.00		3.00
Health care cost trend rate	8.00	(1)	8.00	(1)	8.00	(2)

(1) The health care cost trend rate is assumed to be 7.5% in 2014 (8.0% in 2013), and then decreasing by 0.5% per year to an ultimate rate of 5.0% per year in 2019 and thereafter.

(2) The health care cost trend rate was previously projected to decrease by 0.5% per year to approximately 5.0% per year in 2017.

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in the assumed health care cost trend rate would have the following effects:

(in millions of Canadian dollars) Favourable (unfavourable)	One percentage point increase	One percentage point decrease

Effect on the total of service and interest costs	–	–
Effect on post-retirement benefit obligation	(7)	6

Plan assets

Plan assets are recorded at fair value. The major asset categories are public equity securities, debt securities, and real estate, infrastructure and absolute return investments. The fair values of the public equity and debt securities are primarily based on quoted market prices. Real estate values are based on annual valuations performed by external parties, taking into account current market conditions and recent sales transactions where practical and appropriate. Infrastructure values are based on the fair value of each fund’s assets as calculated by the fund manager, generally using a discounted cash flow analysis that takes into account current market conditions and recent sales transactions where practical and appropriate. Absolute return investments are a portfolio of units of externally managed hedge funds, which are valued by the fund administrators.

The Company’s pension plan asset allocation, the current weighted average asset allocation targets and the current weighted average policy range for each major asset class, were as follows:

	Current asset allocation target	Current policy range	Percentage of plan assets at December 31
Asset allocation (percentage)			2013	2012

Cash and cash equivalents	0.5	0 – 5	4.1	0.8
Fixed income	29.5	20 – 40	20.6	41.9
Public equity	46.0	35 – 50	49.6	45.9
Real estate and infrastructure	12.0	8 – 20	10.8	11.4
Absolute return	12.0	0 – 18	14.9	–

Total	100.0		100.0	100.0

The following is a summary of the assets of the Company’s DB pension plans at fair values at December 31, 2013 and a comparative summary at December 31, 2012:

(in millions of Canadian dollars) December 31, 2013	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Cash and cash equivalents	$155	$282	$–	$437
Government bonds(1)	–	1,314	–	1,314
Corporate bonds(1)	–	849	–	849
Mortgages(1)	–	52	–	52
Public equities
• Canada	1,304	37	–	1,341
• U.S. and international	3,979	20	–	3,999
Real estate(2)	–	–	847	847
Infrastructure(2)	–	–	314	314
Absolute return(3)
• Funds of hedge funds	–	–	563	563
• Multi-strategy funds	–	–	403	403
• Credit funds	–	–	434	434
• Equity funds	–	–	193	193
Derivative liabilities(4)	–	(24)	–	(24)

	$5,438	$2,530	$2,754	$10,722

December 31, 2012
Cash and cash equivalents	$70	$7	$–	$77
Government bonds(1)	–	2,810	–	2,810
Corporate bonds(1)	–	1,249	–	1,249
Mortgages(1)	–	34	–	34
Public equities
• Canada	1,130	28	–	1,158
• U.S. and international	3,316	13	–	3,329
Real estate(2)	–	–	779	779
Infrastructure(2)	–	–	333	333
Absolute return(3)	–	–	–	–
Derivative liabilities(4)	–	(6)	–	(6)

	$4,516	$4,135	$1,112	$9,763

(1) Government & Corporate Bonds:

Fair values for bonds are based on market prices supplied by independent pricing sources as of the last trading day.

Mortgages: The fair value measurement of $52 million (2012 – $34 million) of mortgages categorized as Level 2 is based on current market yields of financial instruments of similar maturity, coupon and risk factors.

(2) Real Estate:

The fair value of real estate investments of $847 million (2012 – $779 million) is based on property appraisals which use a number of approaches that typically include a discounted cash flow analysis, a direct capitalization income method and/or a direct comparison approach. Appraisals of real estate investments are generally performed semi-annually by qualified external accredited appraisers. There are no unfunded commitments for real estate as at December 31, 2013.

Infrastructure:

Infrastructure fund values of $314 million (2012 – $333 million) are based on the fair value of the fund assets as calculated by the fund manager, generally using a discounted cash flow analysis that takes into account current market conditions and recent sales transactions where practical and appropriate. As at December 31, 2013, unfunded commitments for the infrastructure funds were $23 million (2012 – $24 million).

(3) Absolute Return:

The fair value of absolute return investments is based on the net asset value reported by the fund administrators. The funds have different redemption policies and periods. All hedge fund investments have contractual redemption frequencies, ranging from monthly to tri-annually, and redemption notice periods varying from 30 to 95 days. Hedge fund investments that have redemption dates less frequent than every four months or have restrictions on contractual redemption features at the reporting date are classified as Level 3. There are no unfunded commitments for absolute return fund investments as at December 31, 2013.

☐	Funds of hedge funds invest in a portfolio of hedge funds that allocate capital across a broad array of funds and/or investment managers.

☐	Multi-strategy funds include funds that invest in broadly diversified portfolios of equity, fixed income and derivative instruments.

☐	Credit funds invest in an array of fixed income securities.

☐	Equity funds invest primarily in U.S. and global equity securities.

(4) At December 31, 2013, derivatives were primarily being used to partially hedge foreign currency exposures. The Company’s pension funds may utilize the following derivative instruments: equity futures to replicate equity index returns (Level 2); currency forwards to partially hedge foreign currency exposures (Level 2); bond forwards to reduce asset/liability interest rate risk exposures (Level 2); interest rate swaps to manage duration and interest rate risk (Level 2); credit default swaps to manage credit risk (Level 2); and options to manage interest rate risk and volatility (Level 2).

During 2012 and 2013, the portion of the assets of the Company’s DB pension plans measured at fair value using unobservable inputs (Level 3) changed as follows:

(in millions of Canadian dollars)	Mortgages	Real Estate	Infrastructure	Absolute Return	Total

As at January 1, 2012	$4	$691	$294	$–	$989
Contributions	–	39	27	–	66
Disbursements	(1)	(36)	–	–	(37)
Net transfer out of Level 3	(3)	–	–	–	(3)
Net realized gains	–	19	–	–	19
Increase in net unrealized gains	–	66	12	–	78

As at December 31, 2012	$–	$779	$333	$–	$1,112
Contributions	–	–	–	1,500	1,500
Disbursements	–	(22)	(42)	–	(64)
Net realized gains	–	22	3	(2)	23
Increase in net unrealized gains	–	68	20	95	183

As at December 31, 2013	$–	$847	$314	$1,593	$2,754

Level 3 fair value measurements for absolute return, real estate and infrastructure investments are based on the net asset value reported by the fund administrator, property appraisals and discounted cash flow analysis, of which there are no reasonable alternative assumptions. Therefore it is not practicable to provide a sensitivity analysis.

The Company’s expected long-term target return is 7.75%, net of all fees and expenses. In identifying the asset allocation ranges, consideration was given to the long-term nature of the underlying plan liabilities, the solvency and going-concern financial position of the plan, long-term return expectations and the risks associated with key asset classes as well as the relationships of returns on key asset classes with each other, inflation and interest rates. When advantageous and with due consideration, derivative instruments may be utilized, provided the total value of the underlying assets represented by financial derivatives, excluding currency forwards, is limited to 30% of the market value of the fund.

When investing in foreign securities, the plans are exposed to foreign currency risk; the effect of which is included in the valuation of the foreign securities. Net of the above hedging, the plans were 24% exposed to the U.S. dollar, 5% exposed to European currencies, and 5% exposed to various other currencies, as at December 31, 2013.

At December 31, 2013, fund assets consisted primarily of listed stocks and bonds, including 129,444 of the Company’s Common Shares (2012 – $nil) at a market value of $21 million (2012 – $nil) and 6.25% Unsecured Notes issued by the Company at a par value of $2 million (2012 – $2 million) and a market value of $2 million (2012 – $2 million). At December 31, 2012, the fund assets also held 6.91% Secured Equipment Notes issued by the Company at a par value of $2 million and a market value of $3 million.

Cash flows

In 2013, the Company contributed $105 million to its pension plans (2012 – $107 million; 2011 – $698 million), including $7 million to the DC plans (2012 – $5 million; 2011 – $5 million), $86 million to the Canadian registered and U.S. qualified DB pension plans (2012 – $89 million; 2011 – $696 million), and $12 million to the Canadian non-registered supplemental pension plan (2012 – $13 million contribution; 2011 – $3 million net refund). Contributions to the main Canadian registered DB plan included voluntary prepayments of $600 million in 2011. In addition, the Company made payments directly to employees, their beneficiaries or estates or to third-party benefit administrators of $32 million in 2013 (2012 – $35 million; 2011 – $35 million) with respect to other benefits.

Estimated future benefit payments

The estimated future defined benefit pension and other benefit payments to be paid by the plans for each of the next five years and the subsequent five-year period are as follows:

(in millions of Canadian dollars)	Pensions	Other benefits

2014	$535	$37
2015	554	37
2016	572	37
2017	590	37
2018	607	36
2019 – 2023	3,216	175

The benefit payments from the Canadian registered and U.S. qualified DB pension plans are payable from their respective pension funds. Benefit payments from the supplemental pension plan and from the other benefits plans are payable directly from the Company.

Defined contribution plan

Canadian non-unionized employees hired prior to July 1, 2010 had the option to participate in the Canadian DC plan. All Canadian non-unionized employees hired after such date must participate in this plan. Employee contributions are based on a percentage of salary. The Company matches employee contributions to a maximum percentage each year.

Effective July 1, 2010, a new U.S. DC plan was established. All U.S. non-unionized employees hired after such date must participate in this plan. Employees do not contribute to the plan. The Company annually contributes a percentage of salary.

The DC plans provide a pension based on total employee and employer contributions plus investment income earned on those contributions.

In 2013, the net cost of the DC plans, which generally equals the employer’s required contribution, was $7 million (2012 – $5 million; 2011 – $5 million).

Contributions to multi-employer plans

Some of the Company’s unionized employees in the U.S. are members of a U.S. national multi-employer benefit plan. Contributions made by the Company to this plan in 2013 in respect of post-retirement medical benefits were $5 million (2012 – $6 million; 2011 – $6 million).